Inventories	12 Months Ended
Dec. 31, 2018
Inventories
	2018	2017
	US$’000	US$’000

Raw materials	96	132
Work in progress	21	48
Finished goods	284	316
	401	496

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the write-down of inventories is deemed appropriate. For the years ended December 31, 2018, and 2017, write-down of inventories amounted to (US$5,000) and US$68,000, respectively, which were (credited) / charged to cost of revenue in consolidated statements of operations and comprehensive income / (loss).

ZHEJIANG TIANLAN
Inventories
	2018	2017
	RMB’000	RMB’000

Raw materials	11,963	4,741
Work in progress	-	6,452
Finished goods	-	3,924
	11,963	15,117